Other Current Assets	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

Note 5 – OTHER CURRENT ASSETS

Other current assets consist of other receivables and deposits. Other receivable principally includes advances to employees for business travel or business development purpose and other miscellaneous receivables such utility fees, social insurances, and personal income tax paid in advances on behalf of employees. Deposits include guarantee deposit, rent deposit, and security deposit for bidding customer projects. As of December 31, 2016 and 2015, other current assets consist of the following:

	December 31,
	2016	2015
Other receivables	$263,791	$321,773
Deposits	777,808	724,159
Others	324	-
Total other current assets	$1,041,923	$1,045,932